Consolidated Balance Sheets (Parentheticals) - $ / shares		Dec. 31, 2024	Dec. 31, 2023
Common stock, par value (in Dollars per share)	[1]	$ 0.0001	$ 0.0001
Common stock, shares authorized	[1]	150,000,000	150,000,000
Common stock, shares issued	[1]	566,908	96,847
Common stock, shares outstanding	[1]	566,908	96,847
Series A Preferred Stock
Preferred stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Preferred stock, shares authorized		1,000,000	1,000,000
Preferred stock, shares issued		76,480	78,803
Preferred stock, shares outstanding		76,480	78,803

[1]	Periods presented have been adjusted to reflect the 1:12 reverse stock split on August 12, 2024 and the 1:5 reverse stock split on February 24, 2025.